Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses	$ 1,410,935	$ 1,748,073
Withholding tax receivables	971,251	941,843
Advance to captains	202,481	608,461
Total	$ 2,584,667	$ 3,298,377